Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Decommissioning Obligations
Decommissioning obligations, beginning of year	$ 13,641	$ 13,699
Changes in estimates	1,167	(338)
Accretion	210	280
Decommissioning obligations, end of year	$ 15,018	$ 13,641